Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 137,196		¥ 136,972
Accumulated Amortization	(97,792)		(86,049)
Net Carrying Value	39,404	$ 5,731	50,923
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	68,380		68,380
Accumulated Amortization	(47,868)		(43,292)
Net Carrying Value	20,512	2,983	25,088
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	9,050		9,050
Accumulated Amortization	(9,050)		(9,050)
Net Carrying Value	0	0	0
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	27,000		27,000
Accumulated Amortization	(27,000)		(27,000)
Net Carrying Value	0	0	0
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,021		1,917
Accumulated Amortization	(1,884)		(1,870)
Net Carrying Value	137	20	47
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,612		2,492
Accumulated Amortization	(2,612)		(2,492)
Net Carrying Value	0	0	0
Insurance Brokerage License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	28,133		28,133
Accumulated Amortization	(9,378)		(2,345)
Net Carrying Value	¥ 18,755	$ 2,728	¥ 25,788